HELD-FOR-SALE ASSETS	12 Months Ended
Dec. 31, 2013
HELD-FOR-SALE ASSETS
HELD-FOR-SALE ASSETS

4.              HELD-FOR-SALE ASSETS

The Group’s logistic center and warehouse in Wujiang, Jiangsu Province (or “Logistic Center”) has completed construction and was put into use in 2012. In October 2013, management of the Company approved a plan to sell its Logistics Center including the prepaid land use right and it was reclassified as held-for-sale assets. The assets were written down to $40,707,051, representing the Company’s estimate of fair value less costs to sell as at December 31, 2013. The fair value was determined based on a memorandum of understanding the Group entered into on October 31, 2013 with a 3rd party buyer (level 2). As a result, an impairment loss of $3,695,805 was included in Selling, general and administrative expenses in the consolidated statements of comprehensive loss for the year ended December 31, 2013.